UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Schultze Asset Management, LLC
Address: 3000 Westchester Avenue

         Purchase, NY  10577

13F File Number:  28-11358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. George J. Schultze
Title:     Managing Member
Phone:     914-701-5260

Signature, Place, and Date of Signing:

     George J. Schultze     Purchase, NY     July 17, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $381,004 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAUSCH & LOMB INC              COM              071707103    31922   459707 SH       Sole                   459707        0        0
FREMONT GEN CORP               COM              357288109    14226  1322138 SH       Sole                  1322138        0        0
HAWAIIAN HOLDINGS INC          COM              419879101    10035  2772045 SH       Sole                  2772045        0        0
IMPERIAL SUGAR CO NEW          COM NEW          453096208    53574  1739988 SH       Sole                  1739988        0        0
INTERNATIONAL COAL GRP INC N   COM              45928h106    20613  3447031 SH       Sole                  3447031        0        0
KRISPY KREME DOUGHNUTS INC     COM              501014104    47117  5088265 SH       Sole                  5088265        0        0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207    14441   310759 SH       Sole                   310759        0        0
MAIR HOLDINGS INC              COM              560635104     5732   868481 SH       Sole                   868481        0        0
MIRANT CORP NEW                COM              60467r100    29549   692816 SH       Sole                   692816        0        0
MOVIE GALLERY INC              COM              624581104     9072  4774850 SH       Sole                  4774850        0        0
NORTHWEST AIRLS CORP           COM              667280408     8970   404049 SH       Sole                   404049        0        0
SILICON GRAPHICS INC           COM NEW          827056300     2474    93234 SH       Sole                    93234        0        0
TRICO MARINE SERVICES INC      COM NEW          896106200     5471   133825 SH       Sole                   133825        0        0
VERIZON COMMUNICATIONS         COM              92343v104    35178   854445 SH       Sole                   854445        0        0
WASHINGTON GROUP INTL INC      COM NEW          938862208    66234   827817 SH       Sole                   827817        0        0
WINN DIXIE STORES INC          COM NEW          974280307    26396   900881 SH       Sole                   900881        0        0